Interest expense (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	CAD 572	CAD 1,961
Interest on long term debt	5,978	10,022
Other interest income	(194)	(142)
Total interest expense, net	5,784	9,880
Series 1 Debentures
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	218	819
Capital lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	2,836	3,044
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,593	1,031
Debentures | Series 1 Debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	CAD 977	CAD 3,986